Derivative Liabilities (Details) (USD $)	1 Months Ended	12 Months Ended				6 Months Ended
	May 25, 2013	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014 February 21, 2014	Jun. 30, 2014 February 18, 2014	Jun. 30, 2014 January 13, 2014	Jun. 30, 2014 December 31, 2013
Embedded Conversion Feature:
Risk-free interest rate	0.003%	0.003%				0.30%	0.30%	0.30%	0.30%
Expected volatility	0.9117%	1.2354%				124.00%	123.00%	123.00%	123.54%
Expected life (in years)	1 year 7 months 6 days	4 years 7 months 2 days				4 years 10 months 24 days	9 months	5 years	4 years 7 months 2 days
Expected dividend yield	0.00%	0.00%				0.00%	0.00%	0.00%	0.00%
Number of shares	120,000	500,000				1,391,539	55,497	941,539	500,000
Fair value	$ 44,966	$ 1,650,243	$ 4,324	$ 4,324	$ 0	$ 6,037,639	$ 98,722	$ 3,431,541	$ 1,650,243